Consolidated Statements of Financial Position - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Current Assets:
Cash and cash equivalents	$ 25,468,805	$ 814,492
Amounts receivable	71,566	84,097
Deposits	765,599	481,400
Prepaid expense	642,214	369,453
Total Current Assets	26,948,184	1,749,442
Property, plant, and equipment	245,372
Right of use assets - leases	866,601	30,394
Patent rights	1,777,978	1,601,745
Total Assets	29,838,135	3,381,581
Current Liabilities:
Accounts payable and accrued liabilities	4,528,890	11,412,896
Current portion of lease liability	165,768	21,071
Note payable	1,885,497
Warrant liability	36,316,681	3,621,444
Total Current Liabilities	42,896,836	15,055,411
Long-term lease liability	750,791	8,001
Total Liabilities	43,647,627	15,063,412
Shareholders' Deficiency
Share capital	215,819,053	194,859,415
Contributed surplus	9,400,885	8,303,527
Deficit	(239,029,430)	(214,844,773)
Shareholders' Deficiency	(13,809,492)	(11,681,831)
Total Liabilities and Deficiency	$ 29,838,135	$ 3,381,581